ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.8%
HARDWARE 2.1%
Consumer Electronics 0.8%
Apple (1)	110,000	16,890
		16,890
Enterprise Hardware 1.3%
Harman International	337,000	29,157
		29,157
Total Hardware		46,047
IT SERVICES 0.3%
IT Services 0.3%
CDNetworks (KRW) (1)	247,029	5,804
Total IT Services		5,804
MEDIA 39.6%
Advertising 2.3%
Jc Decaux (EUR)	675,000	23,642
Omnicom	560,800	26,969
		50,611
Broadcasting 1.0%
Grupo Televisa, ADR	875,000	21,149
		21,149
Cable/Satellite 3.7%
Cablevision Systems, Class A (1)	960,000	33,542
EchoStar Communications, Class A (1)	663,895	31,077
Time Warner Cable, Class A (1)	445,000	14,596
		79,215
Gaming 2.7%
International Game Technology	1,150,000	49,565
Pinnacle Entertainment (1)	300,000	8,169
		57,734
Internet 16.1%
Amazon.com (1)	773,000	72,005
CNET Networks (1)	1,545,800	11,516
eLong, ADR (1)	51,313	496
Expedia (1)	713,788	22,756
Gmarket, ADR (1)	965,000	22,629
Google, Class A (1)	154,200	87,473
Info Edge India (INR)	262,006	7,068
Liquidity Services (1)	325,232	3,574
Monster Worldwide (1)	577,500	19,670
NDS Group, ADR (1)	72,000	3,591
NHN (KRW) (1)	107,000	24,764
Oanda (1)(2)	97,512	2,784
Planetout (1)(3)	4,714,300	5,987
priceline.com (1)	100,000	8,875
Tencent Holdings (HKD)	4,625,000	29,884
The Knot (1)	530,000	11,268
Yahoo! (1)	414,000	11,112
		345,452
Media & Entertainment 7.0%
Discovery Holding, Series A (1)	340,000	9,809
Disney	367,000	12,621
Gemstar TV Guide (1)	1,540,000	10,718
Global Traffic Network (1)	610,000	4,575
Groupo Prisa (EUR)	678,400	13,361
Liberty Global (1)	412,758	16,931
Liberty Global, Series C (1)	237,342	9,176
Naspers, N Shares (ZAR)	542,000	15,044
News Corporation, Class A	950,000	20,891
Southwest Airlines	1,435,000	21,238
Sun TV Network (INR)	465,020	4,085
Time Warner	651,400	11,960
		150,409
Publishing 0.8%
McGraw-Hill	355,000	18,073
		18,073
Radio/Outdoor Advertising 6.0%
Clear Channel Outdoor, Class A (1)	1,788,200	45,599
Lamar Advertising	1,131,600	55,414
XM Satellite Radio Holdings, Class A (1)	1,945,000	27,561
		128,574
Total Media		851,217
SOFTWARE 3.0%
Consumer Software 3.0%
Electronic Arts (1)	365,000	20,436
Gameloft (EUR) (1)	2,101,864	17,396
Perfect World (1)	234,100	6,393
Ubisoft Entertainment (EUR) (1)	300,000	20,435
Total Software		64,660
TELECOM EQUIPMENT 2.3%
Wireline Equipment 2.3%
Juniper Networks (1)	670,000	24,529
TomTom (EUR) (1)	325,000	25,192
Total Telecom Equipment		49,721
TELECOM SERVICES 47.1%
Competitive Local Exchange Carriers 0.8%
Cogent Communications Group (1)	683,700	15,958
		15,958
Wireless - Domestic 21.6%
American Tower Systems, Class A (1)	3,895,000	169,588
Crown Castle International (1)	3,620,000	147,080
Leap Wireless International (1)	1,500,000	122,055
SBA Communications (1)	745,000	26,284
		465,007
Wireless - International 17.8%
America Movil, ADR, Series L	1,568,000	100,352
Bharti Airtel (INR) (1)	3,526,000	85,045
China Mobile (HKD)	904,000	14,800
Cosmote Mobile Communication (EUR)	900,500	30,861
Dialog Telekom (LKR)	20,350,550	4,126
Hutchison Telecommunications (HKD)	19,695,000	27,378
Idea Cellular (INR) (1)	3,168,000	9,978
MobiNil-Egyptian (EGP)	160,000	5,351
MTN Group (ZAR)	530,000	8,048
Rogers Communications, Class B	1,897,000	86,370
StarHub (SGD)	5,200,350	10,862
		383,171
Wireline - Domestic 3.6%
AT&T	559,400	23,668
MetroPCS Communications (1)	1,984,000	54,124
		77,792
Wireline - International 3.3%
Hellenic Telecommunications (EUR)	698,650	25,832
Telefonica (EUR)	1,570,000	43,826
		69,658
Total Telecom Services		1,011,586
Total Miscellaneous Common Stocks 3.4% (4)		73,198
Total Common Stocks (Cost $1,422,390)		2,102,233
PREFERRED STOCKS 0.7%
MEDIA 0.7%
Internet 0.7%
Bill Me Later (1)(2)	276,014	10,000
Ning (1)(2)	1,559,284	5,000
Total Preferred Stocks (Cost $15,000)		15,000
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve
Investment Fund, 4.41% (3)(5)	34,461,047	34,461
Total Short-Term Investments (Cost $34,461)		34,461
Total Investments in Securities
100.1% of Net Assets (Cost $1,471,851)		$2,151,694

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Restricted security
(3)	Affiliated Companies
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
ADR	American Depository Receipts
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lankan Rupee
SGD	Singapore Dollar
ZAR	South African Rand

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
Planetout	$ 7,719	$ 1	$ -	$ 5,987	$ -
T. Rowe Price Government Reserve
Investment Fund, 4.41%	¤	¤	1,215	34,461	25,048
Totals			$ 1,215	$ 40,448	$ 25,048

‡	Includes dividend income of $1,215 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

(2) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $17,784 and represents 0.8% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Bill Me Later	7/6/07	$10,000
Ning	7/2/07	5,000
Oanda	8/24/07	2,784
Totals		$17,784

The fund has registration rights for certain restricted securities held as of September 30, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $1,471,851,000. Net unrealized gain aggregated $679,853,000 at period-end, of which $706,874,000 related to appreciated investments and $27,021,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended September 30, 2007, total realized loss on all affiliated companies was $1,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007